Segment Information (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of revenues from products and services, and gross profit
	For the Nine Months Ended
	September 30,
	2021	2020
Segment revenue:
Sales of Cryptocurrency Mining Machine and Standardized Computing Equipment	$5,335,896	$-
Technical support plans	-	39,710
Total revenue from continuing operations	5,335,896	39,710
Total revenue from discontinued operations	$-	$186,228
Gross profit	$713,939	$9,838